Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling expenses
Staff costs	$ 497	$ 466	$ 410
Share-based payment	14	17
Transportation	10,387	9,022	4,881
Selling taxes and other	4,016	3,579	2,704
Selling expenses	$ 14,914	$ 13,084	$ 7,995